Operations and Summary of Significant Accounting Policies - Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Notional Amount of Foreign Currency Derivatives	$ 1,232.7	$ 1,113.4
6 7/8percent Senior Subordinated Notes Due April 15, 2014 [Member]
Long-term Debt, Fair Value		271.7
Long-term Debt, Gross	0	267.7
1 3/4% Convertible Senior Subordinated Notes Due December 31, 2033 [Member]
Long-term Debt, Fair Value		325.1
Long-term Debt, Gross	0	161.0
1 1/4% Convertible Senior Subordinated Notes Due December 15, 2036 [Member]
Long-term Debt, Fair Value	252.4	277.1
Long-term Debt, Gross	183.4	175.2
4 1/2percent Senior Unsecured Term Loan Due May 2, 2016 [Member]
Long-term Debt, Gross	259.4	0
5 7/8% Senior Notes due 2021 [Member]
Long-term Debt, Fair Value	298.9
Long-term Debt, Gross	300.0
Foreign Exchange Forward [Member]
Unrealized Gain (Loss) on Derivatives	(4.9)	5.6
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Unrealized Gain (Loss) on Derivatives	(1.1)	3.4
Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Unrealized Gain (Loss) on Derivatives	$ (5.4)	$ 1.7